SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2019
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SHAREHOLDERS' EQUITY
NOTE 12:- SHAREHOLDERS’ EQUITY
a.	General:

Ordinary shares confer upon their holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends if declared.

Dividends declared on ordinary shares will be paid in New Israeli Shekels. Dividends paid to shareholders outside Israel will be converted into U.S. dollars, on the basis of the exchange rate prevailing at the date of payment.

b.	Share repurchase:

On July 25, 2018, the Company announced an extension and increase to its share repurchase plan. Under the updated plan, the Company may repurchase up to an additional $2,000 with purchases of up to $325 a quarter.

On February 3, 2020 the Company announced the expansion of the Company’s on-going
share repurchase program by an additional $2,000. Under the share repurchase program, as extended, the Company is authorized to continue to repurchase up to $325 each quarter.

As of December 31, 2019, the Company repurchased ordinary shares for an aggregate amount of $9,187.8. During 2019, 2018 and 2017 the Company repurchased 11.2, 10.3, and 9.5 shares for an aggregate amount of $1,278.0 $1,103.9 and $995.3, respectively.

c.	Stock Options, RSU’s and PSU’s:

In 2005, the Company adopted two new equity incentive plans, which were subsequently amended in January 2014 and in July 2018: the 2005 United States Equity Incentive Plan and the 2005 Israel Equity Incentive Plan together are referred to as the Equity Incentive Plans.

Under the Equity Incentive Plans, the Company may grant options to employees, officers and directors at an exercise price equal to at least the fair market value of the ordinary shares at the date of grant and are granted for periods not to exceed seven years. The Company grants under the Equity Incentive Plans options, Restricted Stock Units (“RSUs”) and Performance RSUs (“PSUs”) and can also grant a variety of other equity incentives. Options granted under the Equity Incentive Plans generally vest over a period of four years of employment. Options, RSUs and PSUs that are cancelled or forfeited before expiration become available for future grants. The number of PSUs granted to sales employees is equal to the amount of compensation earned (based on the employee’s level) divided by the fair value of the ordinary share at the grant date. RSUs and PSUs vest over a four year period of employment from the grant date. PSUs are subject to certain performance criteria; accordingly, compensation expense is recognized for such awards when it becomes probable that the related performance condition will be satisfied.

Under the Equity Incentive Plans, the Company’s
non-employee
directors receive an automatic annual option grant. Following the amendments to the Equity Incentive Plans in July 2018, commencing December 31, 2018, on December 31st of each year, the number of Reserved and Authorized Shares (as defined below) under both Equity Incentive Plans together shall be automatically reset on such date to equal 10% of the sum of (i) the number of ordinary shares issued and outstanding on such date and (ii) the number of ordinary shares reserved and authorized under the Equity Incentive Plans for outstanding awards granted under the Equity Incentive Plans as of such date (provided, however, that in no event shall the number of Reserved and Authorized Shares be less than the number of ordinary shares reserved and authorized under the Equity Incentive Plans for outstanding awards granted under the Equity Incentive Plans as of such date).

The number of “Reserved and Authorized Shares” under the Equity Plans shall equal the sum of (i) the number of ordinary shares reserved and authorized under the Equity Incentive Plans for outstanding options, RSUs, PSUs and other awards granted under the Equity Incentive Plans as of such date, and (ii) the number of ordinary shares reserved, authorized and available for issuance under the Equity Incentive Plans on such date.

As of December 31, 2019, the number of
Reserved
and Authorized Shares under the Equity Incentive Plans is as detailed below:

2019
Stock Options outstanding	10.7
RSU outstanding	1.4
PSU outstanding	* )
Ordinary shares available for issuance under the Equity Incentive Plans	3.7

Total Reserved and Authorized Shares as of December 31, 2019	15.8

*) Represents an amount lower than $0.1
As of December 31, 2019 the aggregate amount of shares, stock options, RSU and PSU outstanding is $157.6.
A summary of the Company’s stock option activity and related information is as follows:

	Options	Weighted average exercise price	Aggregate intrinsic value
	2019

Outstanding at beginning of year	8.5	$95.26	$101.2
Granted	2.8	$114.73
Exercised	(0.5)	$74.74
Forfeited	(0.1)	$90.11

Outstanding at December 31, 2019	10.7	$101.57	$122.4

Exercisable at December 31, 2019	5.9	$94.75	$103.0

The weighted average fair values at grant date of options granted for the years ended December 31, 2019, 2018 and 2017; with an exercise price equal to the market value at the date of grant were $22.81,
$30.14
and
$25.00

per
share
,

respectively.
The total intrinsic value of options exercised during the years 2019, 2018 and 2017 was $25.4, $297.5 and $95.7, respectively.

The aggregate intrinsic value of the outstanding stock options at 31 December 2019 and 2018, represents the intrinsic value
of 4.9 and 5.2 outstanding options that are
in-the-money
as of such dates. The remaining 5.8 and 3.4  outstanding options are out-of-the-money
as of 31 December 2019 and 2018, and their intrinsic value was considered as zero
.

A summary of the Company’s RSUs activity is as follows:

Year ended December 31,
2019

Unvested at beginning of year	1.3
Granted	0.7
Vested	(0.4)
Forfeited	(0.2)

Unvested, December 31, 2019	1.4

The weighted average fair values at grant date of RSUs granted for the years ended December 31, 2019, 2018 and 2017 were $113.3, $101.2 and $103.5 per share, respectively.

The total fair value of shares vested during the years 2019, 2018 and 2017 was $47.0, $32.3 and $35.8, respectively.

As of December 31, 2019, the Company had approximately $214.0 of unrecognized compensation expense related to non-vested
stock options and
non-vested
RSU’s and PSU’s, expected to be recognized over a weighted average period of 1.92 years.

d.	Employee Stock Purchase Plan (“ESPP”):

In 1996, the Company adopted an ESPP, which was subsequently amended in 2015. According to the amendments, commencing the purchase period that begins February 1, 2017, 0.5 ordinary shares are authorized for issuance under the US ESPP, and Commencing June 19, 2019 the Pool of shares for the US ESPP was set on 0.8 shares and 1.0 ordinary shares are authorized for issuance under the rest of the world (ROW).

As of December 31, 2019, 1.2 ordinary shares had been issued under the amended ESPP plan.

Eligible employees may use up to 15% of their salaries to purchase ordinary shares but no more than 1,250 single

shares per participant on any purchase date. The ESPP is implemented through an offering every six months. The price of an ordinary share purchased under the ESPP is equal to 85% of the lower of the fair market value of the ordinary share on the subscription date of each offering period or on the purchase date.

During 2019, 2018 and 2017, employees purchased 0.3, 0.3 and 0.3 ordinary shares at average prices of $95.15, $87.58 and $73.47 per share, respectively.

In accordance with ASC No. 718, the ESPP is compensatory and as such results in recognition of compensation cost. For the years ended December 31, 2019, 2018 and 2017, the Company recognized $
8.0
, $6.7 and $6.7, respectively, of compensation expense in connection with the ESPP.

e.	Stock-Based Compensation:

Stock-based compensation expense related to stock options, RSUs and PSUs is included in the consolidated statements of operations as follows:

	Year ended December 31,
	2019	2018	2017

Cost of revenues	$4.4	$3.6	$2.7
Research and development	18.9	17.6	16.2
Selling and marketing	28.8	20.8	18.3
General and administrative	54.6	47.3	50.2

	$106.7	$89.3	$87.4